INVESTMENTS - Alternative Investment Funds (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments in Alternative Investment Funds
Alternative investment funds, unfunded commitments	$ 61	$ 82
Private equity funds
Investments in Alternative Investment Funds
Alternative investment funds, unfunded commitments	60	62
Real estate funds
Investments in Alternative Investment Funds
Alternative investment funds, unfunded commitments	1	20
Mutual/collective investment funds
Investments in Alternative Investment Funds
Alternative investment funds, unfunded commitments	0	0
Fair Value Measured at Net Asset Value Per Share
Investments in Alternative Investment Funds
Alternative investment funds, fair value	145	152
Fair Value Measured at Net Asset Value Per Share | Private equity funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	123	123
Fair Value Measured at Net Asset Value Per Share | Real estate funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	2	9
Fair Value Measured at Net Asset Value Per Share | Mutual/collective investment funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 20	$ 20